Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MET INVESTORS SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2016
BlackRock Global Tactical Strategies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BlackRock Global Tactical Strategies Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 51% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio’s subadviser, BlackRock Financial Management, Inc. (“BlackRock” or “Subadviser”), will allocate the Portfolio’s assets in a broad range of asset classes, primarily through investment companies known as exchange-traded funds (the “Underlying ETFs”). The Portfolio can also invest in index derivative instruments. Under normal conditions, the Portfolio will invest its assets according to BlackRock’s tactical allocation, while maintaining a small amount of cash for the purpose of serving as collateral for derivative investments held by the Portfolio. The tactical portion seeks to position the Portfolio for long-term capital appreciation by actively adjusting the asset allocation mix in response to prevailing market conditions. During periods of high volatility, BlackRock will transfer investments out of the tactical portion into cash. BlackRock will determine the allocation of the Portfolio’s assets invested in the tactical portion and cash and may adjust the balances, based on its expectation of volatility. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. High volatility may result from rapid and dramatic price swings. The Portfolio targets a total return volatility of 10% over a one-year period, but allows for volatility to drift between a lower (7%) and upper (13%) band (excluding any contribution to volatility from exposure to Interest Rate Derivatives, defined below) before any actions are taken to adjust the asset mix between the tactical portion and cash. While BlackRock attempts to manage the Portfolio’s volatility exposure to stabilize performance, there can be no guarantee that the Portfolio will achieve the targeted volatility or remain within its target volatility range.

Through investment in the Underlying ETFs, equity and fixed income futures, and other derivatives the tactical portion of the Portfolio’s investment is expected to have a normal strategic portfolio allocation of 54% in equities, 40% in fixed income, and 6% in real assets (including through its wholly-owned subsidiary as discussed below), which is subject to tactical adjustments and expectations of volatility. BlackRock will rely on a blend of both fundamental research and quantitative insights to determine potential opportunities and tactical reallocations that tilt the Portfolio away from the normal strategic allocation. The exposure to equities within the tactical portion may range within 15% up or down from the long term strategic allocation in accordance with BlackRock’s investment views and expectations, subject to the volatility ranges. The Portfolio’s exposure to equities may include domestic equities and international equities, including up to 5% in emerging market equities. The exposure to fixed income within the tactical portion may also range within 15% up or down from the normal strategic allocation, subject to the volatility ranges. The Portfolio’s fixed income exposure will come primarily from the investment grade fixed income market, diversified across U.S. dollar denominated government, corporate, and mortgage-backed securities. In addition, the Portfolio may invest up to 5% of total assets in any combination of emerging market debt and high yield debt (commonly referred to as “junk bonds”). In order to obtain exposure to real assets, which have a maximum combined allocation of 6%, the Portfolio may invest either in Underlying ETFs that in turn invest in real estate investment trusts (“REITs”), commodities and Treasury Inflation Protected Securities (“TIPS”) or in its wholly-owned subsidiary as discussed below that in turn invests in commodities. The Portfolio’s investments in real assets will be made according to BlackRock’s discretion in the manner it deems most appropriate. During periods when BlackRock determines to make an allocation in the tactical portion of the Portfolio that is less than the long term strategic portfolio allocations as described above, BlackRock may hold cash and cash equivalents in the tactical portion of the Portfolio. Under normal circumstances the combined investments in global equity securities, real assets (REITs, commodities and TIPS) and equity-sensitive securities (including emerging market debt and high yield debt) are limited to 80% of the Portfolio’s assets at market value at the time of investment.

The underlying market exposures will be managed primarily through Underlying ETFs; index derivative instruments may also be used (for example, futures and options on securities indices). For more information about these derivative instruments in which the Portfolio may invest, please see “Investment Strategies and Risks” in the Statement of Additional Information.

The Portfolio will apply a systematic framework that responds to periods of higher or lower expected volatility by rebalancing between the tactical and cash allocation, to attempt to reduce the likelihood of exceeding the upper or lower band of the target volatility range. During periods of increasing expected volatility, the Portfolio will seek to reduce its market exposure by selling assets from Underlying ETFs and/or reducing exposure through equity and fixed income futures and other derivatives in its tactical portion and investing instead in cash. During periods of lower expected volatility, the Portfolio will reduce its cash and increase its tactical portion. While the Portfolio may invest substantially all of its assets in the tactical allocation portion, BlackRock expects to always maintain at least a minimum investment in cash to serve as collateral for the derivative investments it holds.

The Portfolio may allocate up to 6% of its total assets to its wholly-owned and controlled subsidiary, organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”) in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. BlackRock also manages the assets of the Subsidiary. Generally, the Subsidiary will invest primarily in commodity-linked derivatives and exchange-traded funds. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives or instruments; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”) asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Portfolio. The Portfolio is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

		The Portfolio will also make use of an interest rate overlay that: (1) will use a combination of interest rate swaps, interest rate futures and total return swaps (“Interest Rate Derivatives”) and (2) will have a notional value (meaning the fixed face value, rather than the market value, of these instruments) equal to approximately 30% of the Portfolio’s net assets under normal market conditions. The percentage of the Portfolio’s net assets represented by Interest Rate Derivatives may change in different market environments, but is normally expected to stay within a range of 25% to 35% of net assets. BlackRock expects these instruments to provide additional diversification and balance the sources of risk in the Portfolio. Under certain market conditions, however, the investment performance of the Portfolio may be less favorable than it would be if the Portfolio did not use Interest Rate Derivatives. BlackRock anticipates that under normal market conditions the Portfolio’s Interest Rate Derivatives will have a maturity of approximately 10 years.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Volatility Management Risk.    Although the Portfolio’s Subadviser attempts to adjust the Portfolio’s overall exposure to volatility, there can be no guarantee that the Portfolio’s Subadviser will be successful in managing the Portfolio’s overall level of volatility. The Portfolio may not realize the anticipated benefits from its volatility management strategies or it may realize losses because of the investment techniques employed by the Subadviser to manage volatility, the implementation of those strategies by the Subadviser or the limitations of those strategies in times of extremely low volatility or extremely high volatility. Under certain market conditions, the use of volatility management strategies by the Subadviser may also result in less favorable performance than if such strategies had not been used. For example, if the Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Portfolio may forego some of the returns that can be associated with periods of rising equity values.

Model and Data Risk.    When the quantitative models (“Models”) and information and data (“Data”) used in managing the Portfolio prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Portfolio may realize losses. In addition, any hedging based on faulty Models and Data may prove to be unsuccessful. Furthermore, the success of Models that are predictive in nature is dependent largely on the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors which may cause the resulting information to be incorrect.

Asset Allocation Risk.    The Portfolio’s ability to achieve its investment objective depends upon BlackRock’s analysis of various factors and the mix of asset classes that results from such analysis, which may prove incorrect. The Portfolio may experience losses or poor relative performance if BlackRock allocates a significant portion of the Portfolio’s assets to an asset class that does not perform relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Underlying ETF Risk.    Underlying ETF Risk is a direct risk of investing in the Portfolio. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying ETFs may be adversely affected if the Underlying ETFs are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying ETF that performs poorly, including relative to other Underlying ETFs. In addition, the Portfolio bears its pro-rata portion of the operating expenses of the Underlying ETFs in which it invests.

Interest Rate Risk.    Interest rate risk is both a direct and indirect risk of investing in the Portfolio. The value of the Portfolio’s or an Underlying ETF’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The Portfolio’s fixed-income portion will normally have a greater maturity or duration than will its benchmark. The interest earned on the Portfolio’s or an Underlying ETF’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s or an Underlying ETF’s shares and reduce the liquidity of the Portfolio’s or an Underlying ETF’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Credit and Counterparty Risk.    Credit and counterparty risk is both a direct and indirect risk of investing in the Portfolio. The value of the Portfolio’s or an Underlying ETF’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio or an Underlying ETF fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio or an Underlying ETF files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio or an Underlying ETF.

Interest Rate Swap Risk.    The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Certain interest rate swap arrangements also may involve the risk that they do not fully offset adverse changes in interest rates. Interest rate swaps may in some cases be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Under certain market conditions, the use of interest rate swaps may result in less favorable performance than if such swap arrangements had not been used.

Forward and Futures Contract Risk.    The successful use of forward and futures contracts will depend upon the Subadviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty to a forward contract will default in the performance of its obligations; and (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements on a futures contract, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Portfolio Turnover Risk.    The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Subsidiary Risk.    By investing in the Subsidiary, the Portfolio is indirectly exposed to the commodities risks associated with the Subsidiary’s investments in commodity-related instruments. There can be no assurance that the Subsidiary’s investments will contribute to the Portfolio’s returns. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this Prospectus and could adversely affect the Portfolio, such as by reducing the Portfolio’s investment returns.

Tax Risk.    In order for the Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Portfolio must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the Statement of Additional Information. Because income from certain commodity-linked derivative instruments generally is not considered to be qualifying income, the Portfolio does not generally expect to invest directly in such instruments. Rather, the Portfolio’s investment in the Subsidiary is expected to provide the Portfolio with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for the purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying ETFs) include:

Market Risk.    An Underlying ETF’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying ETF.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying ETF may outperform or underperform other funds that employ a different investment style.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying ETF to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an Underlying ETF are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of an Underlying ETF receiving payments of principal or interest may be substantially limited.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Commodities Risk.    Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Real Estate Investment Risk.    Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

		TIPS and Inflation-Linked Bonds Risk. The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including TIPS, may experience greater losses than other fixed income securities with similar durations.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return for Class B Shares as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	4th – 2013	4.94%
Lowest Quarter	3rd – 2015	-4.16%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2015
BlackRock Global Tactical Strategies Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Net Operating Expenses	rr_NetExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	$ 104
3 Years	rr_ExpenseExampleYear03	330
5 Years	rr_ExpenseExampleYear05	574
10 Years	rr_ExpenseExampleYear10	$ 1,273
2012	rr_AnnualReturn2012	9.14%
2013	rr_AnnualReturn2013	10.31%
2014	rr_AnnualReturn2014	5.92%
2015	rr_AnnualReturn2015	(0.11%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.16%)
1 Year	rr_AverageAnnualReturnYear01	(0.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011
BlackRock Global Tactical Strategies Portfolio | Dow Jones Moderate Index (reflects no deduction for mutual fund fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.96%

[1]	(Expenses of Underlying ETFs and Other Investment Companies)
[2]	MetLife Advisers, LLC, has contractually agreed, for the period May 1, 2016, through April 30, 2017, to reduce the Management Fee to the annual rate of 0.675% of the first $1 billion of the Portfolio’s average daily net assets, 0.650% of such assets over $1 billion up to $3 billion, 0.620% of such assets over $3 billion up to $5 billion, and 0.590% of such assets over $5 billion. This arrangement may be modified or discontinued prior to April 30, 2017, only with the approval of the Board of Trustees of the Portfolio.